Convertible loan receivable (Details Textual)	1 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Oct. 31, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument Conversion Principal And Accrued Interest Conversion Base			¥ 100,000,000
Percentage Of Ownership Interests				20.00%
Ryecor China Investment Limited [Member]
Debt Instrument Conversion Principal And Accrued Interest Conversion Base		¥ 100,000,000
Percentage Of Ownership Interests		51.00%
Debt Instrument, Face Amount		¥ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Line of Credit Facility, Maximum Borrowing Capacity		¥ 20,000,000
Debt Instrument, Maturity Date		Aug. 22, 2018
Payments For Loan Guarantee Obligations | $	$ 3,024,933
Long-term Line of Credit | $				$ 100,000,000	$ 3,218,665
Interest Payable | $				$ 183,785	$ 184,170